Capital structure and financing - C.3.1. Bond financing (Details)						1 Months Ended								12 Months Ended
	Oct. 16, 2018 USD ($)	Oct. 15, 2017 USD ($)	Sep. 20, 2017 USD ($)	Mar. 11, 2015 USD ($)	Dec. 07, 2012 USD ($)	Aug. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)	May 31, 2012 USD ($)	May 31, 2012 BOB (Bs.)	May 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]	Oct. 12, 2017 USD ($)	Aug. 11, 2016 USD ($)	Aug. 11, 2016 BOB (Bs.)	May 31, 2016 COP ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	Aug. 04, 2015 USD ($)	May 31, 2011 COP ($)	Mar. 31, 2010 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 2,501,000,000	$ 2,147,000,000
Proceeds from debt and other financing														1,155,000,000	996,000,000	[1]	$ 713,000,000
SEK Senior Unsecured Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 0	243,000,000
Extinguishment of debt						$ 227,000,000
Early redemption fees						3,000,000
Write-off of unamortized costs						$ 1,000,000
SEK Senior Unsecured Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														3.30%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 495,000,000	0
Borrowings face amount	$ 500,000,000
Borrowing costs capitalised	$ 6,000,000
Borrowings term	8 years
USD 6.625% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.625%													6.625%
USD 6.625% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%
USD 6% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 491,000,000	496,000,000
Borrowings face amount				$ 500,000,000
Borrowing costs capitalised				$ 8,600,000
Borrowings term				10 years
Issuance percentage				100.00%
USD 6% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.00%										6.00%
USD 6% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.132%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 0	0
Extinguishment of debt		$ 473,000,000	$ 186,000,000					$ 142,000,000
Early redemption fees							$ 22,000,000	8,000,000
Write-off of unamortized costs							$ 6,000,000	$ 2,000,000
USD 6.625% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														6.625%
USD 5.125% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 493,000,000	494,000,000
Borrowings face amount			500,000,000
Borrowing costs capitalised			$ 7,000,000
Borrowings amortization period			7 years
Borrowings term			10 years
Issuance percentage			100.00%
USD 5.125% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.125%											5.125%
USD 5.125% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.24%
USD 6.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 297,000,000	296,000,000
Borrowings face amount					$ 300,000,000
Borrowings, interest rate														6.75%
Issuance percentage					100.00%
Proceeds from debt and other financing					$ 293,000,000
Payments for debt issue costs					$ 7,000,000
USD 6.75% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.75%									6.75%
USD 6.75% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.12%
BOB 4.75% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 59,000,000	86,000,000
Borrowings face amount | Bs.											Bs. 1,360,000,000.00
Proceeds from debt and other financing										$ 191,000,000	1,320,000,000
Payments for debt issue costs | Bs.											Bs. 5,000,000
BOB 4.75% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.75%			4.75%
BOB 4.75% Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.79%
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																							$ 100,000,000	Bs. 696,000,000
Borrowings premium | Bs.																								Bs. 4,590,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																							4.84%	4.84%
BOB 4.05% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 7,000,000	11,000,000
Borrowings face amount																							$ 15,000,000	Bs. 104,400,000
BOB 4.05% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.05%									4.05%	4.05%
BOB 4.85% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 71,000,000	85,000,000
Borrowings face amount																							$ 85,000,000	Bs. 591,600,000
BOB 4.85% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.85%									4.85%	4.85%
BOB 4.85% Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																							4.55%	4.55%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																					Bs. 522,000,000
BOB 3.95% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 43,000,000	50,000,000
Borrowings face amount																				$ 50,000,000
BOB 3.95% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														3.95%						3.95%	3.95%
BOB 4.30% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 23,000,000	25,000,000
Borrowings face amount																				$ 25,000,000
BOB 4.30% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.30%						4.30%	4.30%
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																			$ 80,000,000
BOB Notes Issued October 2017 | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			4.66%
BOB 4.30% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 30,000,000	30,000,000
BOB 4.30% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.30%
BOB 4.70% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 35,000,000	35,000,000
BOB 4.70% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.70%
BOB 5.30% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 13,000,000	13,000,000
BOB 5.30% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														5.30%
UNE Bond 1 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 46,000,000	50,000,000
Borrowings face amount													$ 126,000,000														$ 300,000,000,000
UNE Bond 1 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														5.10%
UNE Bond 1 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years
UNE Bond 1 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term													10 years
UNE Bond 2 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 46,000,000	50,000,000
Borrowings face amount												$ 126,000,000														$ 300,000,000,000
UNE Bond 2 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														4.76%
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term												5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term												12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt									$ 150,000,000,000
Borrowings face amount									176,000,000													$ 540,000,000,000
UNE Bond 3 (tranche A)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 49,000,000	54,000,000
Borrowings face amount									$ 52,000,000
Borrowings, interest rate									9.35%													9.35%
UNE Bond 3 (tranche A) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														9.35%
UNE Bond 3 (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 78,000,000	85,000,000
Borrowings face amount									$ 83,000,000
Adjustment to interest rate basis									4.15%													4.15%
UNE Bond 3 (tranche B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														4.15%
UNE Bond 3 (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 39,000,000	43,000,000
Borrowings face amount									$ 41,000,000
Adjustment to interest rate basis									4.89%													4.89%
UNE Bond 3 (tranche C) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														4.89%
Cable Onda Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued														$ 184,000,000	$ 0
Borrowings face amount																									$ 185,000,000
Borrowings, interest rate																									5.75%
Cable Onda Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														5.75%
El Salvador 8% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				8.00%

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.